SHAREHOLDERS' EQUITY (Schedule of RSUs Granted) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Units
Granted	1,902,868
Vested and expected to vest	4,664,666
Aggregate intrinsic value
Vested and expected to vest	$ 508
RSU [Member]
Number of Units
Unvested at beginning of year	309,986
Granted	588,466
Vested	(129,380)
Forfeited	(69,393)
Unvested at end of the year	699,679
Vested and expected to vest	493,881
Aggregate intrinsic value
Unvested at end of the year	$ 1,805	$ 862
Vested and expected to vest	$ 1,274